Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings per share	Earnings per share
Basic and diluted net income per share for the years ended December 31 are calculated as follows:

	December 31,
	2024	2023
Net income attributable to common shareholders	$26,736	$2,840

Basic weighted average number of common shares outstanding	30,273,036	32,525,229
Stock options	384,702	875,478
DSUs	129,193	101,836
RSUs	202,606	176,081
Diluted weighted average number of common shares outstanding	30,989,537	33,678,624

Basic earnings per common share	$0.88	$0.09
Diluted earnings per common share	$0.86	$0.08
For the year ended December 31, 2024, there were 25,648 stock options (year ended December 31, 2023 - 76,033 stock options) that were not taken into account in the calculation of diluted earnings per share because their effect was anti-dilutive.